Note D - Loans and Allowance for Loan Losses - Past Due Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Loans past due	$ 14,828	$ 17,076
Loans, current	754,491	717,825
Loans	769,319	734,901
Residential Portfolio Segment [Member]
Loans past due	7,727	6,882
Loans, current	301,436	279,140
Loans	309,163	286,022
Commercial Real Estate Portfolio Segment [Member]
Loans	213,446	214,007
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Loans past due	515	1,825
Loans, current	73,058	75,780
Loans	73,573	77,605
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Loans past due	2,378	2,785
Loans, current	99,193	87,747
Loans	101,571	90,532
Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans past due	169	300
Loans, current	38,133	45,570
Loans	38,302	45,870
Commercial and Industrial Portfolio Segment [Member]
Loans past due	737	2,566
Loans, current	106,352	98,023
Loans	107,089	100,589
Consumer Portfolio Segment [Member]
Loans	139,621	134,283
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Loans past due	1,754	1,438
Loans, current	66,872	58,334
Loans	68,626	59,772
Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans past due	389	394
Loans, current	21,042	20,467
Loans	21,431	20,861
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Loans past due	1,159	886
Loans, current	48,405	52,764
Loans	49,564	53,650
Financing Receivables, 30 to 59 Days Past Due [Member]
Loans past due	8,232	7,597
Financing Receivables, 30 to 59 Days Past Due [Member] | Residential Portfolio Segment [Member]
Loans past due	5,383	3,728
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Loans past due	194	134
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Loans past due	140	261
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans past due		66
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial and Industrial Portfolio Segment [Member]
Loans past due	303	1,283
Financing Receivables, 30 to 59 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Loans past due	1,257	1,091
Financing Receivables, 30 to 59 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans past due	90	349
Financing Receivables, 30 to 59 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Loans past due	865	685
Financing Receivables, 60 to 89 Days Past Due [Member]
Loans past due	1,911	2,293
Financing Receivables, 60 to 89 Days Past Due [Member] | Residential Portfolio Segment [Member]
Loans past due	671	953
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Loans past due	161	366
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Loans past due		18
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans past due		52
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial and Industrial Portfolio Segment [Member]
Loans past due	243	483
Financing Receivables, 60 to 89 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Loans past due	346	221
Financing Receivables, 60 to 89 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans past due	272	45
Financing Receivables, 60 to 89 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Loans past due	218	155
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans past due	4,685	7,186
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Residential Portfolio Segment [Member]
Loans past due	1,673	2,201
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Loans past due	160	1,325
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Loans past due	2,238	2,506
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans past due	169	182
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial and Industrial Portfolio Segment [Member]
Loans past due	191	800
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Loans past due	151	126
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans past due	27
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Loans past due	$ 76	$ 46